Related-party Transaction - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Related party transaction [line items]
Managerial remuneration	₨ 146.2	₨ 0.0
Key management personnel of entity or parent [member]
Related party transaction [line items]
Key management personnel compensation	192.8	263.2
Key management personnel of entity or parent [member] | Chief executive officer [member]
Related party transaction [line items]
Key management personnel compensation	₨ 401.0	₨ 318.2